Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Intangible assets
Database
$
Cost at:
January 1, 2024 and December 31, 2024 and 2025	1,838

Accumulated amortization at:
January 1, 2024	665
Amortization	184
December 31, 2024	849
Amortization	185
December 31, 2025	1,034

Net book value at:
December 31, 2024	989
December 31, 2025	804